OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

NOTE 6   -     OTHER CURRENT ASSETS

	As of December 31,
	2 0 2 5	2 0 2 4

Prepaid expenses	13,636	10,732
Governmental institutions	7,788	6,832
Cloud computing arrangement implementation costs	2,281	-
Governments grants receivables	1,001	782
Hedging derivative	1,487	617
Other	499	503
	26,692	19,466